Financial Instruments - Schedule of Net Income (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Net Income [Abstract]
Net income	$ 54,385	$ 37,009	$ 19,490